T. ROWE PRICE European Stock Fund
January 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRIA 2.5%
Common Stocks 2.5%
BAWAG Group  121,918 11,021
Erste Group Bank  170,201 10,464
Total Austria (Cost $13,618) 21,485
BELGIUM 0.9%
Common Stocks 0.9%
Warehouses De Pauw  356,635 7,661
Total Belgium (Cost $6,746) 7,661
DENMARK 4.3%
Common Stocks 4.3%
Coloplast, Class B (1) 66,114 7,614
Novo Nordisk, Class B  343,249 28,979
Total Denmark (Cost $35,243) 36,593
FINLAND 4.7%
Common Stocks 4.7%
Elisa  211,711 9,113
Kojamo (2) 680,526 7,070
Sampo, Class A  344,481 14,220
Stora Enso, Class R  125,767 1,393
Valmet (1) 303,711 8,281
Total Finland (Cost $39,691) 40,077
FRANCE 13.6%
Common Stocks 13.6%
Airbus  122,390 21,170
Edenred  316,329 10,913
Euronext  60,226 6,995
LVMH Moet Hennessy Louis Vuitton  30,216 22,100
Sartorius Stedim Biotech  62,273 14,359
SPIE  250,231 8,340
TotalEnergies  443,072 25,668
Verallia  226,054 6,958
Total France (Cost $109,630) 116,503

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
GERMANY 20.4%
Common Stocks 20.4%
Allianz  69,943 22,806
Daimler Truck Holding  298,816 13,159
Deutsche Telekom  586,031 19,661
Infineon Technologies  363,546 11,953
Merck  74,230 11,205
Puma  191,320 6,004
SAP  127,444 35,120
Siemens  132,806 28,470
Siemens Healthineers  246,346 13,982
Springer Nature (2) 176,740 4,817
Symrise  75,003 7,680
Total Germany (Cost $135,770) 174,857
IRELAND 0.9%
Common Stocks 0.9%
Kingspan Group  112,973 7,837
Total Ireland (Cost $8,655) 7,837
ITALY 3.4%
Common Stocks 3.4%
Amplifon  299,004 7,990
Intesa Sanpaolo  3,720,538 16,104
PRADA (HKD)  586,800 4,705
Total Italy (Cost $20,669) 28,799
NETHERLANDS 11.6%
Common Stocks 11.6%
Adyen (2) 10,108 16,315
Akzo Nobel  130,719 7,425
ASML Holding  42,232 31,242
CVC Capital Partners (2) 385,821 9,135
Heineken  170,385 11,838
ING Groep  877,808 14,590
Universal Music Group  321,383 8,964
Total Netherlands (Cost $73,606) 99,509

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
NORWAY 2.3%
Common Stocks 2.3%
DNB Bank  583,139 12,387
Storebrand  591,455 6,964
Total Norway (Cost $15,862) 19,351
PORTUGAL 3.4%
Common Stocks 3.4%
Galp Energia  549,066 9,189
Jeronimo Martins  998,581 19,683
Total Portugal (Cost $26,276) 28,872
SLOVENIA 0.7%
Common Stocks 0.7%
Nova Ljubljanska Banka, GDR  199,582 5,615
Total Slovenia (Cost $5,521) 5,615
SPAIN 1.9%
Common Stocks 1.9%
Amadeus IT Group  222,893 16,311
Total Spain (Cost $11,236) 16,311
SWEDEN 4.7%
Common Stocks 4.7%
Assa Abloy, Class B  398,171 12,198
Essity, Class B  292,522 7,408
Sandvik  576,965 11,905
Svenska Cellulosa, Class B (1) 624,699 8,604
Total Sweden (Cost $36,156) 40,115
SWITZERLAND 6.8%
Common Stocks 6.8%
Alcon  151,577 13,832
Cie Financiere Richemont, Class A  64,752 12,518
Julius Baer Group  99,405 6,984
Partners Group Holding  6,676 10,142

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
Sonova Holding  41,559 14,499
Total Switzerland (Cost $40,816) 57,975
UNITED KINGDOM 17.0%
Common Stocks 17.0%
AstraZeneca  211,249 29,654
BP  3,398,013 17,579
Endava, ADR (USD) (2) 98,024 3,178
Greggs  213,939 5,706
Informa  907,679 9,685
London Stock Exchange Group  123,923 18,441
National Grid  1,272,415 15,436
Segro  1,007,632 8,909
Standard Chartered  979,194 13,170
Unilever  420,339 24,076
Total United Kingdom (Cost $127,947) 145,834
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 4.44% (3)(4) 5,305,294 5,305
Total Short-Term Investments (Cost $5,305) 5,305
SECURITIES LENDING COLLATERAL 1.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund, 4.44% (3)(4) 13,578,303 13,578
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 13,578
Total Securities Lending Collateral (Cost $13,578) 13,578
Total Investments in Securities  101.3%
(Cost $726,325) $ 866,277
Other Assets Less Liabilities (1.3)% (11,202)
Net Assets 100.0% $ 855,075

T. ROWE PRICE European Stock Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at January 31, 2025.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
GDR Global Depositary Receipts
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE European Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.44% $ — $ — $ 60++
Totals $ —# $ — $ 60+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
1/31/25
T. Rowe Price Government
Reserve Fund, 4.44% $ 34,223  ¤  ¤ $ 18,883
Total $ 18,883^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $60 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $18,883.

T. ROWE PRICE European Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price European Stock Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE European Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE European Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE European Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F79-054Q1 01/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,178 $ 844,216 $ — $ 847,394
Short-Term Investments 5,305 — — 5,305
Securities Lending Collateral 13,578 — — 13,578
Total $ 22,061 $ 844,216 $ — $ 866,277